Accrued Expenses and Other Current Liabilities	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Accrued Expenses and Other Current Liabilities [Abstract]
Accrued expenses and other current liabilities

5.      Accrued expenses and other current liabilities

The Company’s Accrued expenses and other current liabilities consisted of:

	As of
	March 31, 2024	December 31, 2023
Audit and professional fees	$17,294	$17,605
Excise tax payable on FAST II stock redemptions	2,211	2,211
Accrued payroll and related expenses	654	592
Accrued interest	63	9
Project-related accruals	50	—
Other	469	423
	$20,741	$20,840

Accrued expenses and other current liabilities with related parties were $0.4 million and $0.5 million as of March 31, 2024 and December 31, 2023 respectively.

9.      Accrued expenses and other current liabilities

The Company’s Accrued expenses and other current liabilities consisted of:

	Year ended December 31,
	2023	2022
Audit and professional fees	$17,605	$1,101
Excise tax payable on FAST II stock redemptions	2,211	—
Accrued payroll and related expenses	592	781
Accrued interest	9	405
Project-related accruals	—	888
Operating lease liabilities, current portion	—	156
Accrued insurance premiums	—	20
Other	423	638
	$20,840	$3,989

Accrued expenses and other current liabilities with related parties was $0.3 million and $0.7 million as of December 31, 2023 and 2022 respectively.

Excise tax liability

On August 16, 2022, the Inflation Reduction Act of 2022 (the “IR Act”) was signed into federal law. The IR Act provides for, among other things, a new U.S. federal 1% excise tax on certain repurchases of stock by publicly traded U.S. domestic corporations and certain U.S. domestic subsidiaries of publicly traded foreign corporations occurring on or after January 1, 2023. The excise tax is imposed on the repurchasing corporation itself, not its shareholders from which shares are repurchased. The amount of the excise tax is generally 1% of the fair market value of the shares repurchased at the time of the repurchase. However, for purposes of calculating the excise tax, repurchasing corporations are permitted to net the fair market value of certain new stock issuances against the fair market value of stock repurchases during the same taxable year.

In connection with the Business Combination, holders of FAST II Class A Common Stock exercised their right to redeem those shares for a pro rata portion of the cash in the FAST II trust account. These redemptions are subject to the excise tax, and the resulting liability was assumed by the Company in the Business Combination.

On February 13, 2023, the Treasury Department and Internal Revenue Service issued a Notice 2023-18, which provided interim guidance regarding the application of the corporate stock repurchase excise tax. The notice states that no taxpayer is required to report the new stock repurchase excise tax or make payment on such excise tax before forthcoming regulations are finalized. The regulations have not been finalized at the time of this filing.